ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of accumulated other comprehensive income loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (39.2)
Other comprehensive income (loss) before reclassifications	24.2
Amounts reclassified from accumulated other comprehensive income	4.7
Net current period other comprehensive income	28.9	$ 58.7	$ (97.3)
Ending balance	(10.3)	(39.2)
Unrealized Gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(40.3)
Other comprehensive income (loss) before reclassifications	27.1
Amounts reclassified from accumulated other comprehensive income	0.0
Net current period other comprehensive income	27.1
Ending balance	(13.2)	(40.3)
Unrealized Gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1.1
Other comprehensive income (loss) before reclassifications	(2.9)
Amounts reclassified from accumulated other comprehensive income	4.7
Net current period other comprehensive income	1.8
Ending balance	$ 2.9	$ 1.1